S-K 1602(a)(3) Forepart, Sponsor Compensation	Jun. 16, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
SPAC Sponsor and its Affiliates [Member] | Ordinary Shares Subject to Forfeiture [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,000,000